Deposits	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Deposits

20	Deposits

	2022						2021
	Payable on demand (1)
As at October 31 ($ millions)	Interest- bearing	Non-interest- bearing	Payable after notice (2)		Payable on a fixed date (3)	Total

Personal	$6,997	$9,973	$155,503		$93,419	$265,892	$243,551
Business and government	164,843	35,466	41,459		355,849	597,617	511,348
Financial institutions	13,395	1,367	1,952		35,958	52,672	42,360
Total	$185,235	$46,806	$198,914	(4)	$485,226	$916,181	$797,259
Recorded in:
Canada	$131,358	$27,810	$165,234		$318,575	$642,977	$571,254
United States	42,304	121	844		61,715	104,984	87,626
United Kingdom	–	–	415		23,828	24,243	17,232
Mexico	–	6,581	9,203		16,057	31,841	24,259
Peru	5,717	243	5,648		4,831	16,439	14,520
Chile	1,518	4,770	155		15,662	22,105	20,631
Colombia	41	506	4,209		3,455	8,211	9,184
Other International	4,297	6,775	13,206		41,103	65,381	52,553
Total (5)	$185,235	$46,806	$198,914		$485,226	$916,181	$797,259

(1)	Deposits payable on demand include all deposits for which we do not have the right to notice of withdrawal, generally chequing accounts.
(2)	Deposits payable after notice include all deposits for which we require notice of withdrawal, generally savings accounts.
(3)	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
(4)	Includes $156 (2021 – $193) of non-interest bearing deposits.
(5)
Deposits denominated in U.S. dollars amount to $326,041

(2021 – $259,027), deposits denominated in Chilean pesos amount to $18,740

(2021 – $17,841), deposits denominated in Mexican pesos amount to $29,269

(2021 – $22,032) and deposits denominated in other foreign currencies amount to $106,817

(2021 – $82,871).

The following table pres
e
nts the maturity schedule for term deposits in Canada greater than $100,000
(1)
.

($ millions)	Within three months	Three to six months	Six to twelve months	One to five years	Over five years	Total

As at October 31, 2022	$53,656	$36,035	$62,891	$110,015	$21,440	$284,037
As at October 31, 2021	$34,829	$24,372	$30,918	$90,433	$20,688	$201,240

(1)	The majority of foreign term deposits are in excess of $100,000.